FINANCIAL INVESTORS TRUST

Redmont Resolute Fund I

SUPPLEMENT DATED JANUARY 24, 2013 TO THE PROSPECTUS FOR REDMONT RESOLUTE FUND I DATED AUGUST 31, 2012, AND AS SUPPLEMENTED OCTOBER 18, 2012 AND DECEMBER 5, 2012.

IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT STRATEGY

EFFECTIVE MARCH 31, 2013

At a meeting of the Board of Trustees (the “Board”) of Financial Investors Trust (the “Trust”) held on December 11, 2012, the Board approved changes to the principal investment strategies of the Redmont Resolute Fund I (the “Fund”) in connection with an exemptive order (the “Exemptive Order”) granted by the Securities and Exchange Commission (“SEC”) to the Trust, on behalf of the Fund, and Highland Associates, Inc. (the “Adviser”) on December 5, 2012.  The Exemptive Order allows the Adviser to allocate and reallocate the assets of the Fund between and among any sub-advisers so selected pursuant to a “manager of managers” structure.  The Adviser has the authority under this structure to retain and terminate sub-advisers, engage new sub-advisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board, but without shareholder approval. The Adviser has the responsibility, subject to the oversight of the Trust’s Board, to continuously supervise each sub-adviser, monitor its adherence to the Fund’s investment strategies and evaluate its performance results. The Adviser also will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Board.

As a consequence, it is intended that, effective March 31, 2013, the information under the section “Principal Investment Strategies of the Fund” in the summary section on page 3 of the Fund’s prospectus, and the information under the caption “What are the Fund’s Principal Investment Strategies?” under the Investment Objective and Principal Strategies section on page 7 of the Fund’s prospectus, will be deleted and replaced in their entirety with the following:

The Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers", also referred to as “Managers”) who manage alternative or hedging investment strategies and (ii) other open-end investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act") that use alternative or hedging strategies.  The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which provide exposure to hedging or alternative strategies.  Collectively, the open-end funds, closed-end funds and exchange-traded funds in which the Fund may invest are referred to as “Underlying Funds.”

Hedging strategies used by the Sub-Advisers and the Underlying Funds may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments.  Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund's investment objective.  These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Sub-Advisers and the Fund’s investment in the Underlying Funds, the Fund generally seeks to maintain net equity exposure ranging between ten percent (10%) to sixty percent (60%) of net assets.  For example, an Underlying Fund that uses a long/short strategy may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%, with the balance held in cash.  The remainder of the Fund’s exposure (i.e., other than net equity) is expected to come primarily from the investment in investment grade fixed-income securities of varying maturities, cash, non-equity derivatives or similar instruments by one or more Sub-Advisers or Underlying Funds.

The Adviser determines the allocation of the Fund's assets among the various Sub-Advisers and Underlying Funds. In selecting and weighting investment options, the Adviser seeks to identify Sub-Advisers and Underlying Funds which, based on their investment styles and historical performance, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as "low correlation." The degree of correlation of any given investment strategy of a Sub-Adviser or an Underlying Fund will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Sub-Advisers and Underlying Funds will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, the Fund seeks to achieve diversification, less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. The Fund is not required to invest with any minimum number of Sub-Advisers or Underlying Funds, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, investment strategy or market sector. The Adviser may change the allocation of the Fund's assets among the available investment options, and may add or remove Sub-Advisers, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Sub-Advisers may be available to the Fund if it chooses to use them in the future.

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement.  The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. As of the date of this Prospectus, the Adviser has not entered into any sub-advisory agreements with respect to the Fund.

In addition to Sub-Advisers and Underlying Funds, the Adviser may invest the Fund's assets directly in the same manner as any Sub-Adviser in pursuit of the Fund's investment objective.  Investments generally include equity securities, fixed income securities and derivatives.

• In addition to the Underlying Funds, the Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts ("ADRs").

• The Fund may invest in fixed-income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody's, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

• The Fund may invest in derivatives, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as one or more underlying securities,

pools of securities, options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund's forward contracts include forward currency contracts. The Fund's swap agreements may include equity, interest rate, index, credit default and currency rate swap agreements. The Fund's futures contracts may include futures on securities, commodities, and securities indices. The Fund's options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

Each Underlying Fund invests its assets in accordance with its investment strategy. The Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Fund and the Adviser from the SEC and consistent with the conditions specified in such order.  Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Please retain this supplement for future reference.

FINANCIAL INVESTORS TRUST

Redmont Resolute Fund II

SUPPLEMENT DATED JANUARY 24, 2013 TO THE PROSPECTUS FOR REDMONT RESOLUTE FUND II DATED AUGUST 31, 2012, AND AS SUPPLEMENTED OCTOBER 18, 2012 AND DECEMBER 5, 2012.

IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT STRATEGY

EFFECTIVE MARCH 31, 2013

At a meeting of the Board of Trustees (the “Board”) of Financial Investors Trust (the “Trust”) held on December 11, 2012, the Board approved changes to the principal investment strategies of the Redmont Resolute Fund II (the “Fund”) in connection with an exemptive order (the “Exemptive Order”) granted by the Securities and Exchange Commission (“SEC”) to the Trust, on behalf of the Fund, and Highland Associates, Inc. (the “Adviser”) on December 5, 2012.  The Exemptive Order allows the Adviser to allocate and reallocate the assets of the Fund between and among any sub-advisers so selected pursuant to a “manager of managers” structure.  The Adviser has the authority under this structure to retain and terminate sub-advisers, engage new sub-advisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board, but without shareholder approval. The Adviser has the responsibility, subject to the oversight of the Trust’s Board, to continuously supervise each sub-adviser, monitor its adherence to the Fund’s investment strategies and evaluate its performance results. The Adviser also will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Board.

As a consequence, it is intended that, effective March 31, 2013, the information under the section “Principal Investment Strategies of the Fund” in the summary section on page 3 of the Fund’s prospectus, and the information under the caption “What are the Fund’s Principal Investment Strategies?” under the Investment Objective and Principal Strategies section on page 7 of the Fund’s prospectus, will be deleted and replaced in their entirety with the following:

The Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers", also referred to as “Managers”) who manage alternative or hedging investment strategies, and (ii) other open-end investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act") that use alternative or hedging strategies.  The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which provide exposure to hedging or alternative strategies.  Collectively, the open-end funds, closed-end funds and exchange-traded funds in which the Fund may invest are referred to as “Underlying Funds.”

Hedging strategies used by the Sub-Advisers and the Underlying Funds may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments.  Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund's investment objective.  These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Sub-Advisers and the Fund’s investment in the Underlying Funds, the Fund generally seeks to maintain net equity exposure ranging between ten percent (10%) to sixty percent (60%) of net assets.  For example, an Underlying Fund that uses a long/short strategy may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%, with the balance held in cash.  The remainder of the Fund’s exposure (i.e., other than net equity) is expected to come primarily from the investment in investment grade fixed-income securities of varying maturities, cash, non-equity derivatives or similar instruments by one or more Sub-Advisers or Underlying Funds.

The Adviser determines the allocation of the Fund's assets among the various Sub-Advisers and Underlying Funds. In selecting and weighting investment options, the Adviser seeks to identify Sub-Advisers and Underlying Funds which, based on their investment styles and historical performance, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as "low correlation." The degree of correlation of any given investment strategy of a Sub-Adviser or an Underlying Fund will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Sub-Advisers and Underlying Funds will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, the Fund seeks to achieve diversification, less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. The Fund is not required to invest with any minimum number of Sub-Advisers or Underlying Funds, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, investment strategy or market sector. The Adviser may change the allocation of the Fund's assets among the available investment options, and may add or remove Sub-Advisers, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Sub-Advisers may be available to the Fund if it chooses to use them in the future.

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement.  The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. As of the date of this Prospectus, the Adviser has not entered into any sub-advisory agreements with respect to the Fund.

In addition to Sub-Advisers and Underlying Funds, the Adviser may invest the Fund's assets directly in the same manner as any Sub-Adviser in pursuit of the Fund's investment objective.  Investments generally include equity securities, fixed income securities and derivatives.

• In addition to the Underlying Funds, the Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts ("ADRs").

• The Fund may invest in fixed-income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody's, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

• The Fund may invest in derivatives, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund's forward contracts include forward currency contracts. The Fund's swap agreements may include equity, interest rate, index, credit default and currency rate swap agreements. The Fund's futures contracts may include futures on securities, commodities, and securities indices. The Fund's options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

Each Underlying Fund invests its assets in accordance with its investment strategy. The Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Fund and the Adviser from the SEC and consistent with the conditions specified in such order.  Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Please retain this supplement for future reference.

FINANCIAL INVESTORS TRUST

Redmont Resolute Fund I

Redmont Resolute Fund II

SUPPLEMENT DATED JANUARY 24, 2013 TO THE STATEMENT OF ADDITIONAL INFORMATION FOR REDMONT RESOLUTE FUND I AND REDMONT RESOLUTE FUND II (THE “FUNDS”), DATED AUGUST 31, 2012 AND AS SUPPLEMENTED OCTOBER 18, 2012 AND DECEMBER 5, 2012.

At a meeting of the Board of Trustees (the “Board”) of Financial Investors Trust (the “Trust”) held on December 11, 2012, the Board approved changes to the principal investment strategies of each of the Redmont Resolute Fund I and Redmont Resolute Fund II (the “Funds”) in connection with an exemptive order (the “Exemptive Order”) granted by the Securities and Exchange Commission (“SEC”) to the Trust, on behalf of the Funds, and Highland Associates, Inc. (the “Adviser”) on December 5, 2012.  The Exemptive Order allows the Adviser to allocate and reallocate the assets of the Funds between and among any sub-advisers so selected pursuant to a “manager of managers” structure.  The Adviser has the authority under this structure to retain and terminate sub-advisers, engage new sub-advisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board, but without shareholder approval. The Adviser has the responsibility, subject to the oversight of the Trust’s Board, to continuously supervise each sub-adviser, monitor its adherence to each Fund’s investment strategies and evaluate its performance results. The Adviser also will be responsible for determining the allocation of each Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Board.

Accordingly, it is intended that, effective March 31, 2013, the information under the caption “What are the Funds’ Principal Investment Strategies” under the section titled “Classification, Investment Objective and Policies” on pages 1-2 of the Funds’ statement of additional information will be deleted and replaced in its entirety with the following:

What are the Funds’ Principal Investment Strategies?

Each Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers", also referred to as “Managers”) who manage alternative or hedging investment strategies, and (ii) other open-end investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act") that use alternative or hedging strategies.  Each Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which provide exposure to hedging or alternative strategies.  Collectively, the open-end funds, closed-end funds and exchange-traded funds in which each Fund may invest are referred to as “Underlying Funds.”

Hedging strategies used by the Sub-Advisers and the Underlying Funds may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments.  Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve each Fund's investment objective.  These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Sub-Advisers and the Funds’ investment in the Underlying Funds, each Fund generally seeks to maintain net equity exposure ranging between ten percent (10%) to sixty percent (60%) of net assets.  For example, an Underlying Fund that uses a long/short strategy may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%, with the balance held in cash.  The remainder of each Fund’s exposure

(i.e., other than net equity) is expected to come primarily from the investment in investment grade fixed-income securities of varying maturities, cash, non-equity derivatives or similar instruments by one or more Sub-Advisers or Underlying Funds.

The Adviser determines the allocation of each Fund's assets among the various Sub-Advisers and Underlying Funds. In selecting and weighting investment options, the Adviser seeks to identify Sub-Advisers and Underlying Funds which, based on their investment styles and historical performance, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as "low correlation." The degree of correlation of any given investment strategy of a Sub-Adviser or an Underlying Fund will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Sub-Advisers and Underlying Funds will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, each Fund seeks to achieve diversification, less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. Each Fund is not required to invest with any minimum number of Sub-Advisers or Underlying Funds, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, investment strategy or market sector. The Adviser may change the allocation of the Funds’ assets among the available investment options, and may add or remove Sub-Advisers, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Sub-Advisers may be available to each Fund if it chooses to use them in the future.

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Funds, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement.  The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Funds and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of each Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. As of the date of this Statement of Additional Information, the Adviser has not entered into any sub-advisory agreements with respect to the Funds.

In addition to Sub-Advisers and Underlying Funds, the Adviser may invest each Fund's assets directly in the same manner as any Sub-Adviser in pursuit of the Fund's investment objective.  Investments generally include equity securities, fixed income securities and derivatives.

• In addition to the Underlying Funds, each Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts ("ADRs").

• Each Fund may invest in fixed-income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody's, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

• Each Fund may invest in derivatives, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as one or more underlying securities,

pools of securities, options, futures, indexes or currencies. The most common types of derivatives in which the Funds may invest are forwards, options, futures and swaps contracts. The Funds’ forward contracts include forward currency contracts. The Funds’ swap agreements may include equity, interest rate, index, credit default and currency rate swap agreements. The Funds’ futures contracts may include futures on securities, commodities, and securities indices. The Funds’ options contracts may include options on securities, securities indices, commodities and futures. Each Fund may purchase or write options. Each Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by a Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. Each Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

Each Underlying Fund invests its assets in accordance with its investment strategy. Each Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Funds and the Adviser from the SEC and consistent with the conditions specified in such order.  Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, each Fund becomes a shareholder of that Underlying Fund. As a result, each Fund’s shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position that is inconsistent with their principal investment strategies.

Please retain this supplement for future reference.